Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              www.drinkerbiddle.com

                                 October 3, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

      Re: The Community Reinvestment Act Qualified Investment Fund File Nos. 333-71703 and 811-09221
              --------------------------------------------------------

Ladies and Gentlemen:

      On behalf of The Community Reinvestment Act Qualified Investment Fund (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Trust's Post-Effective Amendment No. 9 (the "Amendment") to its Registration Statement on Form N-1A under the 1933 Act, which was filed on September 28, 2006, and (ii) the text of the Amendment has been filed electronically.

      Questions and comments concerning this letter can be directed to the undersigned at (215) 988-3322.

                                                     Sincerely,

                                                     /s/ Douglas J. Bruno

                                                     Douglas J. Bruno